Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 189,000	$ 206,000	$ 11,000
Other accounts receivables	22,000	13,000
Loan to a Related party	137,000	137,000	2,000
Total current assets	348,000	356,000	13,000
Non-current assets
Property and equipment, net	2,000	2,000
Intangible assets, net	136,000	148,000
Total non-current asset	138,000	150,000
Total assets	486,000	506,000	13,000
Current liabilities
Trade payables	56,000	30,000	4,000
Other accounts payable	170,000	65,000	2,000
Short-term loans from related party	89,000	89,000	44,000
Short-term Convertible loans related party	24,000	32,000
Short-term loans	528,000	112,000
Short-term Convertible loans	1,357,000	1,933,000
Short-term Warrants liability	131,000	260,000
Total current liabilities	2,355,000	2,521,000	50,000
Non-current liabilities
Long-term Convertible loans		415,000
Long-term Convertible loans related party
Total Non-current liabilities		415,000
Total liabilities	2,355,000	2,936,000	50,000
DEFICIENCY AppYea Inc. Stockholders’ Deficiency:
Convertible preferred stock, $0.0001 par value
Common stock, $0.0001 par value	21,000	21,000	8,000
Shares to be issued	28,000
Additional Paid in Capital	1,356,000	768,000	(7,000)
Accumulated deficit	(3,260,000)	(3,205,000)	(26,000)
Total AppYea Inc. stockholders’ deficiency	(1,855,000)	(2,416,000)	(25,000)
Non-controlling interests	(14,000)	(14,000)	(12,000)
Total Deficiency	(1,869,000)	(2,430,000)	(37,000)
Total liabilities and deficiency	$ 486,000	$ 506,000	$ 13,000